Selling, general and administrative expenses (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure Of Selling General And Administrative Expenses [Line Items]
Personnel expenses		₨ 1,512,934		₨ 1,573,512	₨ 1,474,755
Marketing and promotion expenses		72,398		249,043	267,241
Administrative and other expenses	[1]	2,961,424		2,691,091	3,132,623
Selling, general and administrative expense		4,546,756	$ 61,857	4,513,646	4,874,620
Cost Of Goods Sold And Services Rendered [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses		253,289		308,494	360,556
Selling General And Administrative Expenses [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses		₨ 49,353		₨ 80,246	₨ 101,363

[1]	Includes net foreign exchange loss of ₹ 15,256, ₹ 2,975 and ₹51,936 for the years ended March 31, 2021, 2020 and 2019 respectively